Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Changes in Goodwill by Business Segment
The table below shows the changes in goodwill by business segment for the fiscal years ended March 31, 2025 and 2024.

	Retail Business Unit	Global Business Unit	Head office account and others	Total
	(In millions)
Gross amount of goodwill (1)	¥61,952	¥197,376	¥55,076	¥314,404
Accumulated impairment losses (1)	—	—	(42,398)	(42,398)

Net carrying amount at April 1, 2023	61,952	197,376	12,678	272,006

Acquisitions	—	10,986	—	10,986
Exchange differences	—	21,572	—	21,572

Net carrying amount	61,952	229,934	12,678	304,564
Gross amount of goodwill (1)	61,952	229,934	55,076	346,962
Accumulated impairment losses (1)	—	—	(42,398)	(42,398)

Net carrying amount at March 31, 2024	61,952	229,934	12,678	304,564

Impairment losses	(5,000)	(3,032)	—	(8,032)
Exchange differences	—	(7,884)	—	(7,884)
Other	—	(1,134)	—	(1,134)

Net carrying amount	56,952	217,884	12,678	287,514
Gross amount of goodwill (1)	56,952	220,916	55,076	332,944
Accumulated impairment losses (1)	—	(3,032)	(42,398)	(45,430)

Net carrying amount at March 31, 2025	¥56,952	¥217,884	¥12,678	¥287,514

(1)	The goodwill where all amounts have been impaired is excluded from the gross amount of goodwill and accumulated impairment losses.

Key Assumptions Used in Impairment Testing
The key assumptions used for the value in use calculations for the fiscal years ended March 31, 2025 and 2024 were as follows:

	SMBC Consumer Finance	SMDAM	SMFG India Credit Company Limited
For the fiscal year ended March 31, 2025:
Pre-tax discount rate	10.12%	12.30%	16.90%
Growth rate	1.00%	2.00%	8.00%
For the fiscal year ended March 31, 2024:
Pre-tax discount rate	8.04%	11.90%	16.80%
Growth rate	1.00%	1.80%	8.00%

Changes in Other Intangible Assets
The table below shows the changes in other intangible assets for the fiscal years ended March 31, 2025 and 2024.

	Internally generated software	Purchased software	Contractual customer relationships	Trademarks	Other intangibles	Total

	(In millions)
Cost	¥859,742	¥511,135	¥181,499	¥52,903	¥89,842	¥1,695,121
Accumulated amortization and impairment losses	(507,808)	(341,524)	(136,103)	(44,120)	(32,544)	(1,062,099)

Net carrying amount at April 1, 2023	351,934	169,611	45,396	8,783	57,298	633,022

Additions	155,209	79,349	—	—	29,607	264,165
Acquisition of subsidiaries and businesses	—	3,584	—	—	4,094	7,678
Disposals	(1,091)	(3,522)	—	—	(1,233)	(5,846)
Amortization	(96,503)	(59,194)	(12,339)	(653)	(14,444)	(183,133)
Impairment losses	(2)	(928)	—	(8,718)	—	(9,648)
Exchange differences	1,150	3,773	1,290	588	1,344	8,145
Others	(46)	19,943	—	—	(13,296)	6,601

Net carrying amount	410,651	212,616	34,347	—	63,370	720,984

Cost	967,957	659,496	177,361	41,828	108,611	1,955,253
Accumulated amortization and impairment losses	(557,306)	(446,880)	(143,014)	(41,828)	(45,241)	(1,234,269)

Net carrying amount at March 31, 2024	410,651	212,616	34,347	—	63,370	720,984

Additions	176,356	77,450	—	—	11,169	264,975
Acquisition of subsidiaries and businesses	—	—	—	—	—	—
Disposals	(401)	(1,752)	—	—	(2)	(2,155)
Amortization	(106,173)	(64,853)	(10,462)	(541)	(16,001)	(198,030)
Impairment losses	(250)	(1,239)	—	—	(62)	(1,551)
Exchange differences	(72)	(1,071)	(761)	(162)	(787)	(2,853)
Others	9,580	20,907	580	3,088	(11,845)	22,310

Net carrying amount	489,691	242,058	23,704	2,385	45,842	803,680

	Internally generated software	Purchased software	Contractual customer relationships	Trademarks	Other intangibles	Total

	(In millions)
Cost	1,078,808	664,363	80,541	44,754	182,864	2,051,330
Accumulated amortization and impairment losses	(589,117)	(422,305)	(56,837)	(42,369)	(137,022)	(1,247,650)

Net carrying amount at March 31, 2025	¥489,691	¥242,058	¥23,704	¥2,385	¥45,842	¥803,680